Document and Entity Information	Mar. 02, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 02, 2021
Entity Registrant Name	USA TECHNOLOGIES INC
Entity Incorporation, State or Country Code	PA
Entity File Number	001-33365
Entity Tax Identification Number	23-2679963
Entity Address, Address Line One	100 Deerfield Lane
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Malvern
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19355
City Area Code	610
Local Phone Number	989-0340
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000896429
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	USAT
Security Exchange Name	NASDAQ